United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Basic Industries—3.7%
108,102		Bunge Ltd.	$8,611,405
		Capital Goods—1.3%
92,030		General Cable Corp.	3,094,049
		Consumer Cyclicals—9.6%
21,915		Abercrombie & Fitch Co., Class A	1,095,750
61,013	[1]	Career Education Corp.	211,105
72,002		Dillard's, Inc., Class A	6,077,689
173,300		Kohl's Corp.	8,022,057
120,035		Penney (J.C.) Co., Inc.	2,440,311
20,792		RadioShack Corp.	68,406
30,920		Signet Jewelers Ltd.	1,934,973
108,521		WMS Industries, Inc.	2,685,895
		TOTAL	22,536,186
		Consumer Staples—9.3%
435,221		Safeway Inc.	8,378,004
291,782	[1]	Smithfield Foods, Inc.	6,801,439
295,092		Tyson Foods, Inc., Class A	6,527,435
		TOTAL	21,706,878
		Energy—20.6%
18,100		Apache Corp.	1,516,056
95,915		Chevron Corp.	11,044,612
187,399		ConocoPhillips	10,869,142
8,400		Hess Corp.	564,144
126,874		Marathon Oil Corp.	4,264,235
137,090		Patterson-UTI Energy, Inc.	2,788,411
76,132		Tesoro Corp.	3,706,867
308,349		Valero Energy Corp.	13,484,102
		TOTAL	48,237,569
		Financial Services—29.8%
8,400		Allied World Assurance Holdings Ltd.	712,572
14,600		American Financial Group, Inc.	621,376
173,507		Ameriprise Financial, Inc.	11,506,984
44,260		Assurant, Inc.	1,692,502
19,700		Axis Capital Holdings Ltd.	753,919
205,986		Bank of America Corp.	2,331,762
75,073		BankUnited Inc.	2,019,464
178,434		Comerica, Inc.	6,130,992
48,282		Commerce Bancshares, Inc.	1,812,989
474,500		Fifth Third Bancorp	7,729,605
257,223		First Horizon National Corp.	2,626,247
127,500		JPMorgan Chase & Co.	5,998,875
95,900		KeyCorp	901,460
168,396		People's United Financial, Inc.	2,072,955
188,550		Prudential Financial, Inc.	10,913,274
143,170		The Travelers Cos., Inc.	11,233,118
29,435		Zions Bancorp.	686,424
		TOTAL	69,744,518

Shares			Value
		COMMON STOCKS—continued
		Health Care—5.0%
41,964		Aetna, Inc.	$2,023,924
52,014		Eli Lilly & Co.	2,792,632
37,181	[1]	Health Net, Inc.	1,011,323
7,605	[1]	Henry Schein, Inc.	656,616
18,812		Humana, Inc.	1,398,860
8,932		Quest Diagnostics, Inc.	517,609
31,775		WellPoint, Inc.	2,059,655
16,591		Zimmer Holdings, Inc.	1,237,689
		TOTAL	11,698,308
		Information Technology—10.9%
129,086		Avnet, Inc.	4,564,481
703,143		Corning, Inc.	8,437,716
205,809	[1]	Ingram Micro, Inc., Class A	3,741,608
15,856		Lexmark International, Inc., Class A	381,495
122,206	[1]	Tech Data Corp.	6,221,508
210,457	[1]	Vishay Intertechnology, Inc.	2,312,922
		TOTAL	25,659,730
		Public Utilities—4.5%
255,701		AT&T, Inc.	8,895,838
37,221		Verizon Communications, Inc.	1,623,208
		TOTAL	10,519,046
		Transportation—2.0%
419,940		Southwest Airlines Co.	4,707,527
		Undefined—1.4%
38,600		Domtar, Corp.	3,212,678
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,820,362)	229,727,894
		MUTUAL FUND—1.9%
4,556,708	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	4,556,708
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $198,377,070)[4]	234,284,602
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(18,603)
		TOTAL NET ASSETS—100%	$234,265,999
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At January 31, 2013, the cost of investments for federal tax purposes was $198,377,070. The net unrealized appreciation of investments for federal tax purposes was $35,907,532. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,867,895 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,960,363.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013